Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Repurchase Contingencies
The following is a schedule by years of future repurchase contingencies under the leases as of the year ended December 31, 2024:

Fiscal Year	Amount
2025	$8,893
2026	25,618
2027	22,666
2028	5,362
2029	5,852
$68,391